Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Account Series
Entity Central Index Key	0001323737
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000206473 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock GA Disciplined Volatility Equity Fund
Class Name	Institutional Shares
Trading Symbol	BIDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock GA Disciplined Volatility Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 537‑4942
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Institutional Shares returned 13.43%.
  For the same period, the MSCI World Index returned 12.16% and the MSCI ACWI Minimum Volatility (USD) Index returned 16.83%.
What contributed to performance?
Holdings in the communication services, financials, information technology, consumer staples, materials and utilities sectors contributed to absolute performance.
What detracted from performance?
Holdings in healthcare and consumer discretionary stocks detracted.
The Fund’s weighting in cash and cash equivalents was 8% of net assets at the close of the period. The cash position helped manage portfolio volatility, and it served as a source of funds for new investments and redemptions. Holdings in cash and cash equivalents detracted.
The Fund uses derivatives, which may include options, futures, swaps and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Fund’s use of derivatives detracted from results during the annual period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2017 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	13.43%	11.65%	8.24%
MSCI World Index	12.16	13.95	10.24
MSCI ACWI Minimum Volatility (USD) Index	16.83	8.33	7.01

Performance Inception Date	Jun. 01, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Feb. 20, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 921,547,319
Holdings Count | Holding	658
Advisory Fees Paid, Amount	$ 2,741,351
Investment Company Portfolio Turnover	196.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$921,547,319
Number of Portfolio Holdings	658
Net Investment Advisory Fees	$2,741,351
Portfolio Turnover Rate	196%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	64.5%
Japan	9.2%
China	9.2%
India	3.4%
Taiwan	1.9%
South Korea	1.8%
Hong Kong	1.5%
Netherlands	1.2%
France	1.2%
Brazil	1.2%
Other#	3.4%
Other Assets Less Liabilities	1.5%
Ten largest holdings
Security(a)	Percent of Net Assets
T-Mobile U.S., Inc.	1.6%
Microsoft Corp.	1.6%
Merck & Co., Inc.	1.4%
Netflix, Inc.	1.3%
Verizon Communications, Inc.	1.3%
PepsiCo, Inc.	1.2%
Consolidated Edison, Inc.	1.2%
Procter & Gamble Co.	1.2%
MercadoLibre, Inc.	1.1%
Cadence Design Systems, Inc.	1.1%
(a)	Excludes short-term securities, short investments and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
T-Mobile U.S., Inc.	1.6%
Microsoft Corp.	1.6%
Merck & Co., Inc.	1.4%
Netflix, Inc.	1.3%
Verizon Communications, Inc.	1.3%
PepsiCo, Inc.	1.2%
Consolidated Edison, Inc.	1.2%
Procter & Gamble Co.	1.2%
MercadoLibre, Inc.	1.1%
Cadence Design Systems, Inc.	1.1%
(a)Excludes short-term securities, short investments and options, if any.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.
On February 20, 2025, the Fund’s Board approved the reorganization of the Fund into a newly created ETF to be named iShares Disciplined Volatility Equity Active ETF. The reorganization is expected to close on or about September 12, 2025.

Material Fund Change Name [Text Block]
On February 20, 2025, the Fund’s Board approved the reorganization of the Fund into a newly created ETF to be named iShares Disciplined Volatility Equity Active ETF. The reorganization is expected to close on or about September 12, 2025.

Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.

Updated Prospectus Phone Number	(800) 537-4942
Updated Prospectus Web Address	blackrock.com/fundreports
C000186831 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock GA Disciplined Volatility Equity Fund
Class Name	Class K Shares
Trading Symbol	BGDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock GA Disciplined Volatility Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 537‑4942
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Class K Shares returned 13.56%.
  For the same period, the MSCI World Index returned 12.16% and the MSCI ACWI Minimum Volatility (USD) Index returned 16.83%.
What contributed to performance?
Holdings in the communication services, financials, information technology, consumer staples, materials and utilities sectors contributed to absolute performance.
What detracted from performance?
Holdings in healthcare and consumer discretionary stocks detracted.
The Fund’s weighting in cash and cash equivalents was 8% of net assets at the close of the period. The cash position helped manage portfolio volatility, and it served as a source of funds for new investments and redemptions. Holdings in cash and cash equivalents detracted.
The Fund uses derivatives, which may include options, futures, swaps and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Fund’s use of derivatives detracted from results during the annual period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2017 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	13.56%	11.70%	8.30%
MSCI World Index	12.16	13.95	10.24
MSCI ACWI Minimum Volatility (USD) Index	16.83	8.33	7.01

Performance Inception Date	Jun. 01, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Feb. 20, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 921,547,319
Holdings Count | Holding	658
Advisory Fees Paid, Amount	$ 2,741,351
Investment Company Portfolio Turnover	196.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$921,547,319
Number of Portfolio Holdings	658
Net Investment Advisory Fees	$2,741,351
Portfolio Turnover Rate	196%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	64.5%
Japan	9.2%
China	9.2%
India	3.4%
Taiwan	1.9%
South Korea	1.8%
Hong Kong	1.5%
Netherlands	1.2%
France	1.2%
Brazil	1.2%
Other#	3.4%
Other Assets Less Liabilities	1.5%
Ten largest holdings
Security(a)	Percent of Net Assets
T-Mobile U.S., Inc.	1.6%
Microsoft Corp.	1.6%
Merck & Co., Inc.	1.4%
Netflix, Inc.	1.3%
Verizon Communications, Inc.	1.3%
PepsiCo, Inc.	1.2%
Consolidated Edison, Inc.	1.2%
Procter & Gamble Co.	1.2%
MercadoLibre, Inc.	1.1%
Cadence Design Systems, Inc.	1.1%
(a)	Excludes short-term securities, short investments and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
T-Mobile U.S., Inc.	1.6%
Microsoft Corp.	1.6%
Merck & Co., Inc.	1.4%
Netflix, Inc.	1.3%
Verizon Communications, Inc.	1.3%
PepsiCo, Inc.	1.2%
Consolidated Edison, Inc.	1.2%
Procter & Gamble Co.	1.2%
MercadoLibre, Inc.	1.1%
Cadence Design Systems, Inc.	1.1%
(a)Excludes short-term securities, short investments and options, if any.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.
On February 20, 2025, the Fund’s Board approved the reorganization of the Fund into a newly created ETF to be named iShares Disciplined Volatility Equity Active ETF. The reorganization is expected to close on or about September 12, 2025.

Material Fund Change Name [Text Block]
On February 20, 2025, the Fund’s Board approved the reorganization of the Fund into a newly created ETF to be named iShares Disciplined Volatility Equity Active ETF. The reorganization is expected to close on or about September 12, 2025.

Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.

Updated Prospectus Phone Number	(800) 537-4942
Updated Prospectus Web Address	blackrock.com/fundreports
C000206474 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock GA Dynamic Equity Fund
Class Name	Institutional Shares
Trading Symbol	BIEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock GA Dynamic Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 537‑4942
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Institutional Shares returned 9.64%.
  For the same period, the MSCI World Index returned 12.16%.
What contributed to performance?
Holdings in the financials, information technology, consumer staples, healthcare and industrials sectors contributed to absolute performance. Positions in gold-related securities were additive, as well.
The Fund’s weighting in cash and cash equivalents was 11% of net assets at the close of the period. The cash position helped manage portfolio volatility, and it served as a source of funds for new investments and redemptions. Holdings in cash and cash equivalents contributed to performance.
What detracted from performance?
Holdings in materials, energy and consumer discretionary stocks detracted.
The Fund uses derivatives, which may include options, futures, swaps and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Fund’s use of derivatives detracted from results during the annual period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2017 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	9.64%	13.22%	9.31%
MSCI World Index	12.16	13.95	10.24

Performance Inception Date	Jun. 01, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Feb. 20, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,484,311,033
Holdings Count | Holding	345
Advisory Fees Paid, Amount	$ 4,502,709
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,484,311,033
Number of Portfolio Holdings	345
Net Investment Advisory Fees	$4,502,709
Portfolio Turnover Rate	101%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	83.7%
United Kingdom	5.8%
France	2.5%
Italy	2.4%
China	1.3%
Netherlands	0.8%
Denmark	0.8%
Canada	0.7%
Germany	0.4%
Taiwan	0.4%
Other Assets Less Liabilities	1.2%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	3.8%
Apple, Inc.	3.5%
NVIDIA Corp.	2.8%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class C	2.5%
SPDR Gold Shares	2.3%
Eli Lilly & Co.	2.2%
Meta Platforms, Inc., Class A	2.0%
JPMorgan Chase & Co.	1.9%
Bank of America Corp.	1.8%
(a)	Excludes short-term securities, short investments and options, if any.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	3.8%
Apple, Inc.	3.5%
NVIDIA Corp.	2.8%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class C	2.5%
SPDR Gold Shares	2.3%
Eli Lilly & Co.	2.2%
Meta Platforms, Inc., Class A	2.0%
JPMorgan Chase & Co.	1.9%
Bank of America Corp.	1.8%
(a)	Excludes short-term securities, short investments and options, if any.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.
On February 20, 2025, the Fund’s Board approved the reorganization of the Fund into a newly created ETF to be named iShares Dynamic Equity Active ETF. The reorganization is expected to close on or about September 12, 2025.

Material Fund Change Name [Text Block]
On February 20, 2025, the Fund’s Board approved the reorganization of the Fund into a newly created ETF to be named iShares Dynamic Equity Active ETF. The reorganization is expected to close on or about September 12, 2025.

Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.

Updated Prospectus Phone Number	(800) 537-4942
Updated Prospectus Web Address	blackrock.com/fundreports
C000186832 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock GA Dynamic Equity Fund
Class Name	Class K Shares
Trading Symbol	BGEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock GA Dynamic Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 537‑4942
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Class K Shares returned 9.69%.
  For the same period, the MSCI World Index returned 12.16%.
What contributed to performance?
Holdings in the financials, information technology, consumer staples, healthcare and industrials sectors contributed to absolute performance. Positions in gold-related securities were additive, as well.
The Fund’s weighting in cash and cash equivalents was 11% of net assets at the close of the period. The cash position helped manage portfolio volatility, and it served as a source of funds for new investments and redemptions. Holdings in cash and cash equivalents contributed to performance.
What detracted from performance?
Holdings in materials, energy and consumer discretionary stocks detracted.
The Fund uses derivatives, which may include options, futures, swaps and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Fund’s use of derivatives detracted from results during the annual period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2017 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	9.69%	13.27%	9.37%
MSCI World Index	12.16	13.95	10.24

Performance Inception Date	Jun. 01, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Feb. 20, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,484,311,033
Holdings Count | Holding	345
Advisory Fees Paid, Amount	$ 4,502,709
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,484,311,033
Number of Portfolio Holdings	345
Net Investment Advisory Fees	$4,502,709
Portfolio Turnover Rate	101%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	83.7%
United Kingdom	5.8%
France	2.5%
Italy	2.4%
China	1.3%
Netherlands	0.8%
Denmark	0.8%
Canada	0.7%
Germany	0.4%
Taiwan	0.4%
Other Assets Less Liabilities	1.2%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	3.8%
Apple, Inc.	3.5%
NVIDIA Corp.	2.8%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class C	2.5%
SPDR Gold Shares	2.3%
Eli Lilly & Co.	2.2%
Meta Platforms, Inc., Class A	2.0%
JPMorgan Chase & Co.	1.9%
Bank of America Corp.	1.8%
(a)	Excludes short-term securities, short investments and options, if any.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	3.8%
Apple, Inc.	3.5%
NVIDIA Corp.	2.8%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class C	2.5%
SPDR Gold Shares	2.3%
Eli Lilly & Co.	2.2%
Meta Platforms, Inc., Class A	2.0%
JPMorgan Chase & Co.	1.9%
Bank of America Corp.	1.8%
(a)	Excludes short-term securities, short investments and options, if any.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.
On February 20, 2025, the Fund’s Board approved the reorganization of the Fund into a newly created ETF to be named iShares Dynamic Equity Active ETF. The reorganization is expected to close on or about September 12, 2025.

Material Fund Change Name [Text Block]
On February 20, 2025, the Fund’s Board approved the reorganization of the Fund into a newly created ETF to be named iShares Dynamic Equity Active ETF. The reorganization is expected to close on or about September 12, 2025.

Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.

Updated Prospectus Phone Number	(800) 537-4942
Updated Prospectus Web Address	blackrock.com/fundreports